Income Taxes - Summary of income tax reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Income/ loss (-) before tax	€ (122,999)	€ (309,775)	€ 148,525
Income tax debit / credit (-), calculated using the Belgian statutory tax rate on the accounting income / loss (-) before tax (theoretical)	(30,750)	(77,444)	43,934
Tax expenses / income (-) in statement of operations (effective)	2,423	1,226	(165)
Difference in tax expense / income to explain	33,173	78,670	(44,097)
Effect of tax rates in other jurisdictions	(582)	184	960
Effect of non taxable revenues	(9,413)	(10,196)	(13,079)
Effect of share based payment expenses without tax impact	17,682	19,990	10,318
Effect of expenses/income (-) not subject to tax	(907)	(639)	53,394
Effect of non tax deductible expenses	3,812	1,053	724
Effect of recognition of previously non recognized deferred tax assets	(1,411)	(475)	(2,286)
Effect of tax losses (utilized) reversed	(404)	(150)	(136)
Effect of under or over provisions in prior periods	(840)	(25)	30
Effect of non recognition of deferred tax assets	25,613	69,141	47,413
Effect of derecognition of previously recognized deferred tax assets	135	157
Effect of use of investment deduction	(512)	(370)
Effect of use of IID			(141,435)
Total explanations	€ 33,173	€ 78,670	€ (44,097)